Note 21 - Property and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment (IFRS 16) [Domain Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	€ 4,930
Property and equipment, end of period	5,549	€ 4,930
Property and Equipment (IFRS 16) [Domain Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	9,686	9,567
Changes in the group of consolidated companies	(3)	(165)
Additions	2,317	740
Transfers	(261)	(40)
Reclassifications (to)/from "held for sale"	(139)	(11)
Disposals	362	462
Exchange rate changes	(181)	58
Property and equipment, end of period	11,058	9,686
Property and Equipment (IFRS 16) [Domain Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	4,756	3,960
Changes in the group of consolidated companies	(1)	(43)
Depreciation	1,021	1,049
Transfers	153	(10)
Reclassifications (to)/from "held for sale"	(78)	(5)
Disposals	307	341
Exchange rate changes	(114)	32
Impairment losses	93	112
Reversals of impairment losses	12	0
Accumulated depreciation and impairment, end of period	5,510	4,756
Owner occupied properties [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	331
Property and equipment, end of period	270	331
Owner occupied properties [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	656	778
Changes in the group of consolidated companies	0	0
Additions	2	8
Transfers	8	(56)
Reclassifications (to)/from "held for sale"	(73)	0
Disposals	2	75
Exchange rate changes	(4)	1
Property and equipment, end of period	587	656
Owner occupied properties [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	325	328
Changes in the group of consolidated companies	0	5
Depreciation	16	18
Transfers	2	(31)
Reclassifications (to)/from "held for sale"	(25)	0
Disposals	1	16
Exchange rate changes	(3)	0
Impairment losses	5	20
Reversals of impairment losses	3	0
Accumulated depreciation and impairment, end of period	317	325
Furniture and equipment [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	540
Property and equipment, end of period	487	540
Furniture and equipment [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	2,380	2,602
Changes in the group of consolidated companies	(1)	(165)
Additions	128	111
Transfers	173	15
Reclassifications (to)/from "held for sale"	(65)	(11)
Disposals	223	190
Exchange rate changes	(50)	19
Property and equipment, end of period	2,343	2,380
Furniture and equipment [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	1,841	1,862
Changes in the group of consolidated companies	(1)	(49)
Depreciation	171	199
Transfers	145	(4)
Reclassifications (to)/from "held for sale"	(53)	(4)
Disposals	206	180
Exchange rate changes	(42)	15
Impairment losses	2	2
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, end of period	1,856	1,841
Leasehold improvements [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	1,034
Property and equipment, end of period	908	1,034
Leasehold improvements [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	2,961	2,860
Changes in the group of consolidated companies	0	0
Additions	47	49
Transfers	43	116
Reclassifications (to)/from "held for sale"	0	0
Disposals	96	82
Exchange rate changes	(58)	19
Property and equipment, end of period	2,897	2,961
Leasehold improvements [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	1,927	1,770
Changes in the group of consolidated companies	0	0
Depreciation	187	217
Transfers	2	(16)
Reclassifications (to)/from "held for sale"	0	0
Disposals	89	66
Exchange rate changes	(45)	16
Impairment losses	8	5
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, end of period	1,989	1,927
Construction-in-progress [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	155
Property and equipment, end of period	387	155
Construction-in-progress [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	155	142
Changes in the group of consolidated companies	0	0
Additions	335	160
Transfers	(97)	(147)
Reclassifications (to)/from "held for sale"	(1)	0
Disposals	0	0
Exchange rate changes	(5)	1
Property and equipment, end of period	387	155
Construction-in-progress [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	0	0
Changes in the group of consolidated companies	0	0
Depreciation	0	0
Transfers	0	0
Reclassifications (to)/from "held for sale"	0	0
Disposals	0	0
Exchange rate changes	0	0
Impairment losses	0	0
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, end of period	0	0
Total Property and equipment (IAS 16) [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	2,060
Property and equipment, end of period	2,051	2,060
Total Property and equipment (IAS 16) [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	6,153	6,382
Changes in the group of consolidated companies	(1)	(165)
Additions	512	327
Transfers	127	(72)
Reclassifications (to)/from "held for sale"	(139)	(11)
Disposals	321	347
Exchange rate changes	(117)	39
Property and equipment, end of period	6,214	6,153
Total Property and equipment (IAS 16) [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	4,093	3,960
Changes in the group of consolidated companies	(1)	(44)
Depreciation	373	434
Transfers	149	(51)
Reclassifications (to)/from "held for sale"	(78)	(5)
Disposals	296	262
Exchange rate changes	(90)	32
Impairment losses	16	27
Reversals of impairment losses	3	0
Accumulated depreciation and impairment, end of period	4,163	4,093
Right-of-use for leased assets (IFRS 16) [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	2,870
Property and equipment, end of period	3,497	2,870
Right-of-use for leased assets (IFRS 16) [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	3,533	3,185
Changes in the group of consolidated companies	(1)	0
Additions (IFRS 16)	1,806	413
Transfers	(388)	32
Reclassifications (to)/from "held for sale"	0	0
Disposals	41	115
Exchange rate changes	(64)	19
Property and equipment, end of period	4,844	3,533
Right-of-use for leased assets (IFRS 16) [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	663	0
Changes in the group of consolidated companies	0	1
Depreciation (IFRS 16)	648	615
Transfers	5	41
Reclassifications (to)/from "held for sale"	0	0
Disposals	11	79
Exchange rate changes	(24)	0
Impairment losses	77	85
Reversals of impairment losses	10	0
Accumulated depreciation and impairment, end of period	€ 1,347	€ 663